Financial instruments and financial risk management - Disclosure of detailed information about fair value measurement of assets (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 3,762,980	$ 1,640,642	$ 405,849
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	3,762,980	1,640,642
Total	3,762,980	1,640,642
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0	0
Total	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0	0
Total	$ 0	$ 0